Summary of Significant Accounting Policies - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2025
Computer Equipment [Member] | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	12.50%
Computer Equipment [Member] | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	33.00%
Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	7.00%
Office Equipment [Member] | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	7.00%
Office Equipment [Member] | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	15.00%